Capitalized Software Development Costs, Net (Details) - Schedule of changes in capitalized software development costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in capitalized software development costs [Abstract]
Balance at the beginning of the year	$ 24,362	$ 23,953
Capitalization	7,911	5,798
Amortization	(7,679)	(6,558)	$ (5,668)
Functional currency translation adjustments	609	1,169
Balance at year end	$ 25,203	$ 24,362	$ 23,953